UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.   Name and address of issuer:

               Security Life Separate Account L1
               1290 Broadway
               Denver, Colorado 80203-5699


2. The name of each series or class of securities for which this Form is filed. (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes.)

                                      [ X ]


3.   Investment Company Act File Number:

                                    811-08292


     Securities Act File Number:

             033-74190*    033-88148    333-34404     333-117329    333-120889
             333-50278     333-72753    333-73464     333-90577


         *  The fee, if any, is being paid on the filing for 033-74190

4.(a)    Last day of fiscal year for which this Form is filed:

                                December 31, 2006


4.(b)[ ] Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year).

4.(c)[ ] Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

         (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24f-2:

                                 $ 154,092,063


         (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:

                                 $ 135,278,507

         (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

                                 $ 0


         (iv)   Total available redemption credits [add Items 5(ii) and 5(iii)]:

                                 $(135,278,507)


         (v)    Net sales -- if item 5(i) is greater than Item 5(iv) [subtract
                Item 5(iv) from Item 5(i)]

                                 $  18,813,556


         (vi) Redemption credits available for use in future years -- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from item 5(i)]:

                                 $ 0


         (vii)  Multiplier for determining registration fee:

                                 X .00003070


         (viii) Registration fee due* [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is due):

                                 $ 578

           * The fee, if any, is being paid on the filing for 033-74190

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:


     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:


7. Interest due-- If this Form is being filed more than 90 days after the end of the issuer's fiscal year:

                                 +$0


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                 =$578


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                                 March 27, 2007

         CIK:  0000917677

         Method of Delivery:

               [ X ] Wire Transfer
               [   ] Mail or other means


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By:  /s/ June Howard
        --------------------------------------------
         June Howard
         Vice President and Head of
           US GAAP and IFRS Reporting

Date:   March 29, 2007